Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefit Plans Disclosures [Abstract]
Amounts Charged to Income for Employees Incentive Compensation Plans
The amounts charged to expense for incentive compensation plans for the years ended December 31, were:

	2023		2022		2021
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Non-equity incentive plans – cash	$897.3	$708.9	$380.8	$300.8	$619.3	$489.2
Equity incentive plans[1]	121.3	104.3	122.7	106.7	100.7	86.6
[1] After-tax amounts differ from the statutory rate of 21% due to the expected disallowance of certain executive compensation deductions.

Share Based Compensation Performance Share Awards Targets
The following shows the performance measurement criteria for our performance-based equity awards outstanding at December 31, 2023:

Performance Measurement	Year(s) of Grant	Vesting range (as a percentage of target)
Growth of our personal auto and commercial auto businesses, both compared to its respective market	2023	0-250%
Growth of our personal auto and commercial auto businesses and homeowners multi-peril business, each compared to its respective market	2021-2022	0-250%
Investment results relative to peer group	2021-2023	0-200%

Summary of Restricted Stock Activity
A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2023		2022		2021
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	3,198,150	$81.71	3,539,022	$67.24	3,570,271	$57.68
Add (deduct):
Granted[2]	1,080,658	110.93	1,154,838	96.54	1,476,802	70.11
Vested	(1,338,466)	63.10	(1,378,070)	57.79	(1,452,353)	46.88
Forfeited	(46,600)	84.86	(117,640)	72.44	(55,698)	60.81
End of year[3,4]	2,893,742	$101.18	3,198,150	$81.71	3,539,022	$67.24
[1] Includes restricted stock units. All performance-based awards are included at their target amounts.
2 We reinvest dividend equivalents on restricted stock units. For 2023, 2022, and 2021, the number of units “granted” shown in the table above includes 36,656, 44,327, and 237,582 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
3 At December 31, 2023, the number of shares included 557,119 performance-based units at their target amounts. We expect 1,204,918 units to vest based upon our current estimates of the likelihood of achieving the predetermined performance measures applicable to each award.
4 At December 31, 2023, the total unrecognized compensation cost related to unvested equity awards was $93.3 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into our consolidated statements of comprehensive income over the weighted average vesting period of 2.2 years.
A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2023		2022		2021
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	30,439	$109.75	29,206	$105.16	39,403	$74.77
Add (deduct):
Granted	25,075	133.43	30,439	109.75	29,206	105.16
Vested	(30,439)	109.75	(29,206)	105.16	(39,403)	74.77
End of year[1]	25,075	$133.43	30,439	$109.75	29,206	$105.16
1 At December 31, 2023, 2022, and 2021, the remaining unrecognized compensation cost related to restricted stock awards was $1.0 million, $1.0 million, and $0.9 million, respectively.

Assets Held in Deferral Plan Irrevocable Grantor Trust Account	The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2023	2022
Progressive common shares[1]	$118.5	$131.0
Other investment funds[2]	165.1	150.4
Total	$283.6	$281.4
[1] Included 1.6 million and 2.0 million common shares as of December 31, 2023 and 2022, respectively, to be distributed in common shares, and are reported at grant date fair value.
[2] Amount is included in other assets on our consolidated balance sheets.